Cash Generated by Operations - Disclosure of Cash Generated by Operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of profit before taxation to cash generated by operations
Profit before taxation1	R 38,358	R 21,179	R 11,238
Adjustments for:
Amortisation and depreciation1	7,336	4,979	4,746
Impairment/(reversal of impairment) of assets	(2,779)	0	2,793
Share-based payments	758	699	250
Net decrease in provision for post-retirement benefits	0	(3)	(16)
Payment for the transfer of post-retirement medical benefit liability	0	(350)	0
Net increase/(decrease) in provision for environmental rehabilitation	(12)	140	(114)
(Profit)/loss on sale of property, plant and equipment	75	(8)	13
Loss on scrapping of property, plant and equipment	116	164	97
Profit from associates	(159)	(106)	(81)
Impairment loss/(reversal) on investments in associate	(23)	23	0
Investment income	(1,439)	(1,504)	(809)
Finance costs	1,928	698	796
Inventory-related adjustments	(649)	(141)	(503)
Foreign exchange translation differences	(1,170)	(11)	(110)
Non-cash portion of (gains)/losses on derivatives	(149)	463	(432)
Net day one gain included in revenue	(102)	(116)	(16)
Fair value movements on streaming arrangements	854	0	0
Consideration from streaming contract	0	86	323
Silicosis settlement provision – net	(28)	(14)	(327)
Contingent consideration remeasurement	634	830	484
Copper warrants delivered	(125)	0	0
Silver credits delivered	(232)	0	0
Other non-cash adjustments	34	33	37
Effect of changes in operating working capital items
Increase in Receivables	(1,879)	(1,242)	(258)
Increase in Inventories	(280)	(273)	(50)
Increase in Payables1	1,196	968	760
Cash generated by operations	R 42,263	R 26,322	R 18,175